Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented and maintained various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, communications systems, hardware and software, and our critical data, including intellectual property, and confidential information that is proprietary, strategic or competitive in nature (“Information Systems and Data”).

Our cybersecurity incident management team (the “CSI management team”) helps identify, assess and manage our cybersecurity threats and risks. The CSI management team identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example manual tools, subscribing to reports and services that identify cybersecurity threats, analyzing reports of threats and actors, conducting scans of the threat environment, evaluating our and our industry’s risk profile, evaluating threats reported to us, conducting internal and/or external audits, conducting threat assessments for internal and external threats, conducting vulnerability assessments to identify vulnerabilities, etc.

Depending on the environment, we implement and maintain various measures, processes and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, adopting cybersecurity risk management committee charter, cybersecurity incident response policy, materiality assessment playbook, incident detection and response, vulnerability management policy, disaster recovery/business continuity plans, risk assessments, encryption of data, network security controls, data segregation, access control, physical security, asset management, systems monitoring, vendor risk management program, employee training, penetration testing, dedicated cybersecurity staff, asset management, tracking and disposal, and systems monitoring.

Our assessment and management of material risks from cybersecurity threats are integrated into our overall risk management processes. For example, (i) the CSI management team works with management to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business, and (ii) our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the cybersecurity risk management committee of the board of directors, which evaluates our overall enterprise risk.

We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats, including for example cybersecurity consultants, cybersecurity software providers, and professional services firms including legal counsel and threat intelligence service provider. We have a vendor management program to manage cybersecurity risks associated with our use of these providers. The program includes risk assessment for each vendor, review of vendor’s written security program, review of security assessment, report, audit, and imposition of information contractual obligations on the vendor. Depending on the nature of the services provided, the sensitivity of the Information Systems and Data at issue, and the identity of the provider, our vendor management process may involve different levels of assessment designed to help identify cybersecurity risks associated with a provider and impose contractual obligations related to cybersecurity on the provider.

For a description of the risks from cybersecurity threats that may materially affect our company and how they may do so, see our risk factors under “Part I. Item 3D. Risk Factors in this Annual Report” on Form 20-F, including the risk factors headed “Our ability to protect the confidential information of our borrowers and clients may be adversely affected by cyber-attacks, computer viruses, physical or electronic break-ins or similar disruptions,” “Any significant disruption in service on our platform or in our computer systems, including events beyond our control, could prevent us from processing or posting loans on our marketplace, reduce the attractiveness of our marketplace and result in a loss of borrowers or clients,” and “Our business is subject to complex and evolving Chinese and international laws and regulations regarding data privacy and cybersecurity. Failure to protect confidential information of our customers and network against security breaches could damage our reputation and brand and substantially harm our business and results of operations.”

Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors addresses our company’s cybersecurity risk management as part of its general oversight function. The board of directors’ cybersecurity risk management committee is responsible for overseeing our cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.

Our cybersecurity risk assessment and management processes are implemented and maintained by certain of our management. Our cybersecurity incident response policy is designed to escalate certain cybersecurity incidents to CSI management team depending on the circumstances. The CSI management team collaborates with our company’s senior management to determine the materiality of a cybersecurity incident and help our company mitigate and remediate cybersecurity incidents when notified. In addition, our company’s cybersecurity incident response policy includes reporting to the cybersecurity risk management committee for certain cybersecurity incidents. The cybersecurity risk management committee receives periodic reports from our CSI management team regarding our company’s significant cybersecurity threats and risk, as well as the processes our company has implemented to address them. The cybersecurity risk management committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation, and will evaluate our cybersecurity policies and procedures on an annual basis.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true